Goodwill And Other Intangible Assets, Net (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 39,440,000	$ 36,059,000	$ 26,474,000
Impairment of long-lived assets	$ 3,500	0	$ 5,520,000
Technology
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets		$ 3,500,000